Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000255003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class I/CSAIX)
Average Annual Return, Percent		(7.06%)	2.42%	0.27%
C000255004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class C/CSACX)
Average Annual Return, Percent	[1]	(8.89%)	1.41%	(0.72%)
C000255005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class A/CSAAX)
Average Annual Return, Percent	[2],[3]	(12.19%)	1.07%	(0.52%)
C000255007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Multialternative Strategy Fund (Class A/CSQAX)
Average Annual Return, Percent	[4],[5]	(4.29%)	3.39%	2.11%
C000255006 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Multialternative Strategy Fund (Class I/CSQIX)
Average Annual Return, Percent		1.24%	4.79%	2.93%
Without Sales Load [Member] | C000255004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class C/CSACX)—excluding sales load
Average Annual Return, Percent		(7.98%)	1.41%	(0.72%)
Without Sales Load [Member] | C000255005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class A/CSAAX)—excluding sales load
Average Annual Return, Percent		(7.33%)	2.17%	0.02%
Without Sales Load [Member] | C000255007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mast Multialternative Strategy Fund (Class A/CSQAX)—excluding sales load
Average Annual Return, Percent		0.98%	4.51%	2.66%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent		5.69%	(1.63%)	1.10%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	(0.24%)	1.90%
Credit Suisse Managed Futures Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent		(5.52%)	2.88%	0.39%
ICE BofA US 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		4.37%	3.06%	2.13%

[1]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Maximum sales charge (load) of 5.25% of offering price.
[3]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[4]	Maximum sales charge (load) of 5.25% of offering price.
[5]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.